UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

Name of Fund:	Royce Focus Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 9/30/2009

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.6%

Consumer Products – 9.6%
Apparel, Shoes and Accessories - 2.3%
Coach	50,000	$1,646,000
Timberland Company (The) Cl. A [a]	100,000	1,392,000

		3,038,000

Food/Beverage/Tobacco - 3.9%
Industrias Bachoco ADR	100,000	2,100,000
Sanderson Farms	80,000	3,011,200

		5,111,200

Health, Beauty and Nutrition - 1.7%
Nu Skin Enterprises Cl. A	120,000	2,223,600

Sports and Recreation - 1.7%
Thor Industries	75,000	2,321,250

Total		12,694,050

Consumer Services – 4.5%
Retail Stores - 4.5%
Buckle (The) [b]	120,000	4,096,800
Men’s Wearhouse (The)	75,000	1,852,500

Total		5,949,300

Diversified Investment Companies – 1.3%
Exchange Traded Funds - 1.3%
UltraShort 20+ Year Treasury ProShares [a]	40,000	1,760,400

Total		1,760,400

Financial Intermediaries – 3.7%
Securities Brokers - 3.0%
Knight Capital Group Cl. A [a]	180,000	3,915,000

Other Financial Intermediaries - 0.7%
KKR Financial Holdings [a]	200,000	924,000

Total		4,839,000

Financial Services – 7.3%
Investment Management - 7.3%
Endeavour Financial	600,000	935,880
Franklin Resources	30,000	3,018,000
Partners Group Holding	15,000	1,829,586
Sprott	550,000	2,049,690
U.S. Global Investors Cl. A	147,849	1,822,978

Total		9,656,134

Health – 2.9%
Drugs and Biotech - 2.2%
Endo Pharmaceuticals Holdings [a]	80,000	1,810,400
Lexicon Pharmaceuticals [a]	500,000	1,065,000

		2,875,400

Medical Products and Devices - 0.7%
Caliper Life Sciences [a]	352,300	993,486

Total		3,868,886

Industrial Products – 24.1%
Building Systems and Components - 2.7%
Simpson Manufacturing	70,000	1,768,200
WaterFurnace Renewable Energy	70,000	1,766,591

		3,534,791

Industrial Components - 2.2%
GrafTech International [a]	200,000	2,940,000

Machinery - 2.9%
Lincoln Electric Holdings	50,000	2,372,500
Woodward Governor	60,000	1,455,600

		3,828,100

Metal Fabrication and Distribution - 9.6%
Kennametal	80,000	1,968,800
Nucor Corporation	60,000	2,820,600
Reliance Steel & Aluminum	90,000	3,830,400
Schnitzer Steel Industries Cl. A	40,000	2,130,000
Sims Metal Management ADR	100,000	1,993,000

		12,742,800

Miscellaneous Manufacturing - 1.3%
Rational	12,000	1,680,334

Pumps, Valves and Bearings - 3.2%
Gardner Denver [a]	50,000	1,744,000
Pfeiffer Vacuum Technology	30,000	2,462,816

		4,206,816

Specialty Chemicals and Materials - 2.2%
Mosaic Company (The)	60,000	2,884,200

Total		31,817,041

Industrial Services – 4.9%
Commercial Services - 1.4%
Korn/Ferry International [a]	120,000	1,750,800

Food, Tobacco and Agriculture - 3.5%
CF Industries Holdings	20,000	1,724,600
Intrepid Potash [a]	50,000	1,179,500
Terra Industries	50,000	1,733,500

		4,637,600

Total		6,388,400

Natural Resources – 27.9%
Energy Services - 10.9%
Ensign Energy Services	150,000	2,275,254
Major Drilling Group International	70,000	1,422,033
Pason Systems	180,000	2,093,121
Tesco Corporation [a]	160,000	1,276,800
Trican Well Service	280,000	3,635,175
Unit Corporation [a]	90,300	3,724,875

		14,427,258

Oil and Gas - 1.6%
Exxon Mobil	30,000	2,058,300

Precious Metals and Mining - 13.3%
Alamos Gold [a]	150,000	1,319,759
Allied Nevada Gold [a,b]	250,000	2,447,500
Fresnillo	150,000	1,850,659
Gammon Gold [a]	184,500	1,570,095
Ivanhoe Mines [a]	250,000	3,197,500
Pan American Silver [a]	80,000	1,824,000
Seabridge Gold [a]	75,000	2,145,000
Silver Standard Resources [a]	150,000	3,204,000

		17,558,513

Real Estate - 0.8%
PICO Holdings [a]	30,000	1,000,500

Other Natural Resources - 1.3%
Magma Energy [a]	1,000,000	1,783,963

Total		36,828,534

Technology – 7.7%
Aerospace and Defense - 1.0%
Ceradyne [a]	70,000	1,283,100

Semiconductors and Equipment - 2.8%
MKS Instruments [a]	120,000	2,314,800
Sigma Designs [a]	100,325	1,457,722

		3,772,522

Software - 2.0%
Microsoft Corporation	100,000	2,589,000

Telecommunications - 1.9%
ADTRAN	100,000	2,455,000

Total		10,099,622

Miscellaneous [c] – 0.7%
Total		930,276

TOTAL COMMON STOCKS
(Cost $107,404,518)		124,831,643

PREFERRED STOCK – 6.0%
Kennedy-Wilson Conv. [d,e]
(Cost $9,000,000)	9,000	7,949,997

REPURCHASE AGREEMENT – 17.2%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $22,677,006 (collateralized by obligations of various U.S. Government Agencies, 3.625% due 10/18/13, valued at $23,245,313) (Cost $22,677,000)		22,677,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $759,739)		759,739

TOTAL INVESTMENTS – 118.4%
(Cost $139,841,257)		156,218,379

CASH AND OTHER ASSETS LESS LIABILITIES – 0.5%		745,043

PREFERRED STOCK – (18.9)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$131,963,422

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at September 30, 2009. Total market value of loaned securities at September 30, 2009 was $745,382.
[c]	Includes securities first acquired in 2009 and less than 1% of net assets applicable to Common Stockholders.
[d]
A security for which market quotations are not readily available represents 6.0% of net assets. This security has been valued at its fair value under procedures established by the Fund’s Board of Directors.

[e]
This security, and the common stock into which the security is convertible, are not and will not be registered under the Securities Act of 1933 and related rules (“restricted security”). Accordingly, such securities may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.

TAX INFORMATION:  The cost of total investments for Federal income tax purposes was $139,841,257. At September 30, 2009, net unrealized appreciation for all securities was $16,377,122, consisting of aggregate gross unrealized appreciation of $30,108,075 and aggregate gross unrealized depreciation of $13,730,953.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Equities	$98,796,507	$26,035,136	$7,949,997	$132,781,640
Cash Equivalents		23,436,739		23,436,739

Level 3 Reconciliation:

		Change in unrealized appreciation
	Balance as of 12/31/08	(depreciation)	Balance as of 9/30/09

Equities	$7,285,707	$664,290	$7,949,997

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Restricted Securities:
Certain of the Fund’s investments are restricted as to resale and are valued at their fair value under procedures established by the Fund’s Board of Directors. The Fund does not consider a security to be “restricted” if it may be sold by the Fund without restriction in the market in which it is primarily traded.

		Acquisition		Fair Value at	Percent of Net	Distributions
Security	Number of Shares	Date	Cost	9/30/09	Assets	Received

Kennedy-Wilson Conv.	9,000	5/08	$9,000,000	$7,949,997	6.0%	$472,500

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

        Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 17, 2009

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: November 17, 2009